Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					$ 20,256.4	$ 19,572.7	[1]
Long-term Debt, Fair Value					22,211.9	21,201.3
Other Temporary Investments
Cost					318.8	375.8
Gross Unrealized Gains					13.9	11.7
Gross Unrealized Losses					(1.0)	(0.7)
Estimated Fair Value					331.7	386.8
Debt and Equity Securities Within Other Temporary Investments [Abstract]
Proceeds From Investment Sales		$ 0.0	$ 0.0	$ 0.0
Purchases of Investments		2.3	10.7	1.6
Gross Realized Gains on Investment Sales		0.0	0.0	0.0
Gross Realized Losses on Investment Sales		0.0	0.0	0.0
Nuclear Trust Fund Investments
Estimated Fair Value		2,256.2	2,106.4		2,256.2	2,106.4
Gross Unrealized Gains					707.7	611.8
Other-Than-Temporary Impairments					(87.2)	(83.3)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,957.7	2,218.4	1,031.8
Purchases of Investments		3,000.0	2,272.0	1,086.4
Gross Realized Gains on Investment Sales		46.1	69.1	32.3
Gross Realized Losses on Investment Sales		24.4	53.0	15.4
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		2,256.2	2,106.4
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities					938.0	771.0
Adjusted Cost of Domestic Equity Securities					592.0	555.0
Includes Debt Included In Liabilities Held For Sale [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	[2]				20,391.2
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					4,033.9	3,930.7
Long-term Debt, Fair Value					4,613.2	4,416.7
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					2,471.4	2,000.0
Long-term Debt, Fair Value					2,661.6	2,193.6
Nuclear Trust Fund Investments
Estimated Fair Value		2,256.2	2,106.4		2,256.2	2,106.4
Gross Unrealized Gains					707.7	611.8
Other-Than-Temporary Impairments					(87.2)	(83.3)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,957.7	2,218.4	1,031.8
Purchases of Investments		3,000.0	2,272.0	1,086.4
Gross Realized Gains on Investment Sales		46.1	69.1	32.3
Gross Realized Losses on Investment Sales		24.4	53.0	$ 15.4
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		2,256.2	2,106.4
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities					938.0	771.0
Adjusted Cost of Domestic Equity Securities					592.0	555.0
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					1,763.9	2,157.7
Long-term Debt, Fair Value					2,092.5	2,472.7
Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					1,286.0	1,286.1
Long-term Debt, Fair Value					1,419.0	1,402.9
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding					2,679.1	2,273.5
Long-term Debt, Fair Value					2,814.3	2,417.2
Cash [Member]
Other Temporary Investments
Cost	[3]				211.7	271.0
Gross Unrealized Gains	[3]				0.0	0.0
Gross Unrealized Losses	[3]				0.0	0.0
Estimated Fair Value	[3],[4]				211.7	271.0
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		967.4	811.2		967.4	811.2
Gross Unrealized Gains					29.8	40.2
Other-Than-Temporary Impairments					(7.6)	(4.0)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		967.4	811.2
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		967.4	811.2		967.4	811.2
Gross Unrealized Gains					29.8	40.2
Other-Than-Temporary Impairments					(7.6)	(4.0)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		967.4	811.2
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	[5]				92.7	91.1
Gross Unrealized Gains	[5]				0.0	0.0
Gross Unrealized Losses	[5]				(1.0)	(0.7)
Estimated Fair Value	[5]				91.7	90.4
Domestic [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	[6]	1,270.1	1,126.9		1,270.1	1,126.9
Gross Unrealized Gains					677.9	571.6
Other-Than-Temporary Impairments					(79.6)	(79.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[6]	1,270.1	1,126.9
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	[6]	1,270.1	1,126.9		1,270.1	1,126.9
Gross Unrealized Gains					677.9	571.6
Other-Than-Temporary Impairments					(79.6)	(79.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[6]	1,270.1	1,126.9
Mutual Funds Equity [Member]
Other Temporary Investments
Cost					14.4	13.7
Gross Unrealized Gains					13.9	11.7
Gross Unrealized Losses					0.0	0.0
Estimated Fair Value					28.3	25.4
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	[7]	18.7	168.3		18.7	168.3
Gross Unrealized Gains					0.0	0.0
Other-Than-Temporary Impairments					0.0	0.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[7]	18.7	168.3
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	[7]	18.7	168.3		18.7	168.3
Gross Unrealized Gains					0.0	0.0
Other-Than-Temporary Impairments					0.0	0.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	[7]	18.7	168.3
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		785.4	731.1		785.4	731.1
Gross Unrealized Gains					27.1	35.9
Other-Than-Temporary Impairments					(5.5)	(2.6)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		785.4	731.1
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		785.4	731.1		785.4	731.1
Gross Unrealized Gains					27.1	35.9
Other-Than-Temporary Impairments					(5.5)	(2.6)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		785.4	731.1
Corporate Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		60.9	57.9		60.9	57.9
Gross Unrealized Gains					2.3	3.2
Other-Than-Temporary Impairments					(1.4)	(1.1)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		60.9	57.9
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		60.9	57.9		60.9	57.9
Gross Unrealized Gains					2.3	3.2
Other-Than-Temporary Impairments					(1.4)	(1.1)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		60.9	57.9
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		121.1	22.2		121.1	22.2
Gross Unrealized Gains					0.4	1.1
Other-Than-Temporary Impairments					(0.7)	(0.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		121.1	22.2
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		121.1	22.2		121.1	22.2
Gross Unrealized Gains					0.4	1.1
Other-Than-Temporary Impairments					(0.7)	$ (0.3)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		121.1	$ 22.2
Within One Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		229.5			229.5
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		229.5
Within One Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		229.5			229.5
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		229.5
One Year To Five Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		335.3			335.3
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		335.3
One Year To Five Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		335.3			335.3
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		335.3
Five Year To Ten Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		204.6			204.6
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		204.6
Five Year To Ten Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		204.6			204.6
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		204.6
After 10 years [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		198.0			198.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		198.0
After 10 years [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value		198.0			$ 198.0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities		$ 198.0

[1]	.
[2]	Amount includes debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet and has a fair value of $172 million. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[3]	Primarily represents amounts held for the repayment of debt.
[4]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[5]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[6]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[7]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.